UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5615

John Hancock Patriot Premium Dividend Fund I
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      September 30

Date of reporting period:     December 31, 2004


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ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Patriot Premium Dividend Fund I

12.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]


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

John Hancock
Patriot Premium Dividend Fund I
Securities owned by the Fund on
December 31, 2004 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 33.05%                                                                                                 $71,862,695
(Cost $68,476,860)

Electric Utilities 22.08%                                                                                             48,017,456
Alliant Energy Corp.                                                                                     150,380       4,300,868
Ameren Corp.                                                                                              45,900       2,301,426
CH Energy Group, Inc.                                                                                    141,350       6,791,868
Consolidated Edison, Inc.                                                                                 32,000       1,400,000
DTE Energy Co.                                                                                           126,000       5,434,380
Great Plains Energy, Inc.                                                                                 10,000         302,800
NSTAR                                                                                                    175,000       9,499,000
Progress Energy, Inc.                                                                                     52,500       2,375,100
Progress Energy, Inc., (Contingent Value Obligation) (B)(I)                                               69,000           8,280
Puget Energy, Inc.                                                                                       216,900       5,357,430
Sierra Pacific Resources (I)                                                                             246,600       2,589,300
TECO Energy, Inc.                                                                                        173,000       2,653,820
WPS Resources Corp.                                                                                       40,400       2,018,384
Xcel Energy, Inc.                                                                                        164,000       2,984,800

Gas Utilities 4.04%                                                                                                    8,790,755
KeySpan Corp.                                                                                            136,450       5,382,952
NiSource, Inc.                                                                                            67,600       1,539,928
Peoples Energy Corp.                                                                                      42,500       1,867,875

Integrated Telecommunication Services 0.00%                                                                                   91
Touch America Holdings, Inc. (I)                                                                         151,000              91

Multi-Utilities & Unregulated Power 6.93%                                                                             15,054,393
Aquila, Inc. (I)                                                                                         180,000         664,200
Dominion Resources, Inc.                                                                                  64,300       4,355,682
Duke Energy Corp.                                                                                         40,000       1,013,200
Energy East Corp.                                                                                        257,000       6,856,760
National Fuel Gas Co.                                                                                     47,150       1,336,231
Public Service Enterprise Group, Inc.                                                                     16,000         828,320

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
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
Preferred stocks 63.38%                                                                                             $137,819,185
(Cost $136,078,313)

Agricultural Products 1.31%                                                                                            2,848,125
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                            BB+            35,000       2,848,125

Broadcasting & Cable TV 4.22%                                                                                          9,180,875
Shaw Communications, Inc., 8.45%, Ser A (Canada)                                           B+            177,500       4,481,875
Shaw Communications, Inc., 8.50% (Canada)                                                  B+            185,000       4,699,000

Consumer Finance 0.32%                                                                                                   690,000
SLM Corp., 6.97%, Ser A                                                                    BBB+           12,000         690,000

Diversified Banks 1.13%                                                                                                2,455,902
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United Kingdom)                            A             100,200       2,455,902

Electric Utilities 18.48%                                                                                             40,197,384
Alabama Power Co., 5.20%                                                                   BBB+          225,000       5,456,250
Boston Edison Co., 4.25%                                                                   BBB+           57,879       4,659,259
Boston Edison Co., 4.78%                                                                   BBB+           24,668       2,232,454
Duquesne Light Co., 6.50%                                                                  BB+            20,000       1,050,000
FPC Capital I, 7.10%, Ser A                                                                BB+            54,500       1,379,940
Georgia Power Co., 6.00%, Ser R                                                            A             213,800       5,409,140
Great Plains Energy, Inc., 4.35%                                                           BB+            23,638       1,843,764
Great Plains Energy, Inc., 4.50%                                                           BB+            12,510       1,003,927
HECO Capital Trust III, 6.50%                                                              BBB-           45,000       1,179,000
Monongahela Power Co., $7.73, Ser L                                                        B-             34,500       3,415,500
PPL Electric Utilities Corp., 4.60%                                                        BBB             3,670         291,192
PSI Energy, Inc., 6.875%                                                                   BBB-           37,000       3,875,750
Public Service Electric & Gas Co., 4.30%, Ser C                                            BB+             6,560         503,480
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)                                           CCC+          210,000       5,334,000
Virginia Electric & Power Co., $7.05                                                       BBB            10,200       1,062,075
Xcel Energy, Inc., $4.11, Ser D                                                            BB+            19,850       1,501,653

Gas Utilities 5.10%                                                                                                   11,086,555
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                               CCC-          156,400       7,961,745
Southern Union Co., 7.55%                                                                  BB+           111,800       3,124,810

Integrated Oil & Gas 2.48%                                                                                             5,383,600
Coastal Finance I, 8.375%                                                                  CCC-          215,000       5,383,600

Integrated Telecommunication Services 0.02%                                                                               50,850
Touch America Holdings, Inc., $6.875 (I)                                                   N/R            50,850          50,850

Investment Banking & Brokerage 8.10%                                                                                  17,623,162
Bear Stearns Cos., Inc. (The), 5.72%, Depositary Shares, Ser F                             BBB           102,460       5,310,502
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C                            BBB+           90,400       4,623,960
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D                            BBB+          102,700       5,237,700
Morgan Stanley Capital Trust V, 5.75%                                                      A1            100,000       2,451,000

Multi-Utilities & Unregulated Power 11.45%                                                                            24,892,025
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                              Baa1           34,000       3,557,250
BGE Capital Trust II, 6.20%                                                                BBB-          190,000       4,862,100
Energy East Capital Trust I, 8.25%                                                         BBB-          200,000       5,366,000
PSEG Funding Trust II, 8.75%                                                               BB+            70,000       1,946,000
Public Service Electric & Gas Co., 6.92%                                                   BB+            26,800       2,782,175
South Carolina Electric & Gas Co., 6.52%                                                   Baa1           55,000       5,720,000
TECO Capital Trust I, 8.50%                                                                B              25,000         658,500

Oil & Gas Exploration & Production 7.93%                                                                              17,246,607
Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B                                  BBB-           45,278       4,507,991
Apache Corp., 5.68%, Depositary Shares, Ser B                                              BBB            25,000       2,619,532
Devon Energy Corp., 6.49%, Ser A                                                           BB+            50,000       5,182,815
Nexen, Inc., 7.35% (Canada)                                                                BB+           183,300       4,936,269

Other Diversified Financial Services 1.75%                                                                             3,801,600
J.P. Morgan Chase & Co., 6.625%, Depositary Shares, Ser H                                  A-             72,000       3,801,600

Regional Banks 1.09%                                                                                                   2,362,500
HSBC USA, Inc., $2.8575                                                                    A2             45,000       2,362,500

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
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
Short-term investments 3.57%                                                                                          $7,768,180
(Cost $7,768,180)

Commercial Paper 3.57%                                                                                                 7,768,180
ChevronTexaco Corp., 01-03-05                                                              1.900           7,769       7,768,180

Total investments 100.00%                                                                                           $217,450,060



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John Hancock

Patriot Premium Dividend Fund I

Footnotes to Schedule of Investments

December 31, 2004 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(I) Non-income-producing security.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,848,125 or 1.31% of the Fund's total investments as of December 31, 2004.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on December 31, 2004, including short-term investments, was $212,323,353. Gross unrealized appreciation and depreciation of investments aggregated $21,239,688 and $16,112,980, respectively, resulting in net unrealized appreciation of $5,126,708.



For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disburser
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for DARTS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: PDF

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
How to contact us

Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469

This report is for the information of the shareholders of John Hancock Patriot Premium Dividend Fund I.

P10Q1  12/04
        2/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(c) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Premium Dividend Fund I


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    February 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    February 17, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    February 17, 2005